Acquisitions and Divestitures - CGD Services - Income (loss) from discontinued operations (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Jun. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	May 31, 2018	Apr. 18, 2018
Costs and expenses:
Income tax provision		$ 400
Net income (loss) from discontinued operations		14,531	$ 13,815	$ 12,744
Cubic Global Defense Services | Discontinued operations, sale complete
Income (loss) from discontinued operations
Net sales		378,152	391,064	402,146
Costs and expenses:
Cost of sales		342,819	350,429	362,147
Selling, general and administrative expenses		17,487	16,430	16,766
Amortization of purchased intangibles		2,752	4,764	7,690
Restructuring costs		208	574	559
Other income		(46)	(93)	(131)
Earnings from discontinued operations before income taxes		14,932	18,960	15,115
Income tax provision		401	5,145	2,371
Net income (loss) from discontinued operations		$ 14,531	$ 13,815	$ 12,744
Cubic Global Defense Services | Subsequent event | Discontinued operations held-for-sale
Divestitures
Consideration from sale						$ 135,000
Receivable for estimated amount due from purchaser						$ 3,000
Cubic Global Defense Services | Subsequent event | Discontinued operations, sale complete
Divestitures
Consideration from sale					$ 133,800
Receivable for estimated amount due from purchaser					3,700
Receivable related to earn-out conditions					$ 0
Loss on sale of CGD Services	$ (6,100)
Estimated disposal costs	$ 4,200